Financial Assets Measured at Amortized Cost - Schedule of Changes in Credit Loss Allowance (Details) - BRL (R$) R$ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		R$ 3,155,386
Credit loss allowance, ending balance		4,450,061	R$ 3,155,386
Credit card [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		372,500	308,153
Transfer from stage 1 to stage 2
Transfer from stage 1 to stage 3
Transfer from stage 2 to stage 3
Transfer from stage 2 to stage 1
Transfer from stage 3 to stage 1
Transfer from stage 3 to stage 2
Newly originated financial assets	[1]	124,878	180,459
Changes in exposures and risk migration	[2]	328,503	(73,787)
Write-offs		(28,329)	(32,850)
Changes to ECL calculation methods			(9,475)
Credit loss allowance, ending balance		797,552	372,500
Credit card [Member] | Stage 1 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		146,509	64,296
Transfer from stage 1 to stage 2		(12,713)	(1,861)
Transfer from stage 1 to stage 3		(7,418)	(602)
Transfer from stage 2 to stage 3
Transfer from stage 2 to stage 1		10,301	5,542
Transfer from stage 3 to stage 1		143	150
Transfer from stage 3 to stage 2
Newly originated financial assets	[1]	60,062	72,341
Changes in exposures and risk migration	[2]	10,418	(6,227)
Write-offs
Changes to ECL calculation methods			12,870
Credit loss allowance, ending balance		207,302	146,509
Credit card [Member] | Stage 2 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		141,107	96,270
Transfer from stage 1 to stage 2		12,713	1,861
Transfer from stage 1 to stage 3
Transfer from stage 2 to stage 3		(36,291)	(1,012)
Transfer from stage 2 to stage 1		(10,301)	(5,542)
Transfer from stage 3 to stage 1
Transfer from stage 3 to stage 2		158	73
Newly originated financial assets	[1]	50,274	77,692
Changes in exposures and risk migration	[2]	100,956	(13,394)
Write-offs
Changes to ECL calculation methods			(14,841)
Credit loss allowance, ending balance		258,616	141,107
Credit card [Member] | Stage 3 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		84,884	147,587
Transfer from stage 1 to stage 2
Transfer from stage 1 to stage 3		7,418	602
Transfer from stage 2 to stage 3		36,291	1,012
Transfer from stage 2 to stage 1
Transfer from stage 3 to stage 1		(143)	(150)
Transfer from stage 3 to stage 2		(158)	(73)
Newly originated financial assets	[1]	14,542	30,426
Changes in exposures and risk migration	[2]	217,129	(54,166)
Write-offs		(28,329)	(32,850)
Changes to ECL calculation methods			(7,504)
Credit loss allowance, ending balance		331,634	84,884
Loans to customers [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		2,782,278	556,067
Transfer from stage 1 to stage 2
Transfer from stage 1 to stage 3
Transfer from stage 2 to stage 3
Transfer from stage 2 to stage 1
Transfer from stage 3 to stage 1
Transfer from stage 3 to stage 2
Newly originated financial assets	[1]	215,902	236,054
Changes in exposures and risk migration	[2]	1,251,298	2,182,279
Write-offs		(598,213)	(202,402)
Changes to ECL calculation methods			10,280
Credit loss allowance, ending balance		3,651,266	2,782,278
Loans to customers [Member] | Stage 1 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		129,323	43,282
Transfer from stage 1 to stage 2		(3,458)	(152)
Transfer from stage 1 to stage 3		(16,310)	(1,132)
Transfer from stage 2 to stage 3
Transfer from stage 2 to stage 1		5,620	3,797
Transfer from stage 3 to stage 1		408	629
Transfer from stage 3 to stage 2
Newly originated financial assets	[1]	61,437	55,656
Changes in exposures and risk migration	[2]	(39,564)	(5,404)
Write-offs
Changes to ECL calculation methods			32,647
Credit loss allowance, ending balance		137,456	129,323
Loans to customers [Member] | Stage 2 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		547,844	204,055
Transfer from stage 1 to stage 2		3,458	152
Transfer from stage 1 to stage 3
Transfer from stage 2 to stage 3		(205,866)	(25,681)
Transfer from stage 2 to stage 1		(5,620)	(3,797)
Transfer from stage 3 to stage 1
Transfer from stage 3 to stage 2		230	70
Newly originated financial assets	[1]	100,227	21,083
Changes in exposures and risk migration	[2]	342,130	299,857
Write-offs
Changes to ECL calculation methods			52,105
Credit loss allowance, ending balance		782,403	547,844
Loans to customers [Member] | Stage 3 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		2,105,111	308,730
Transfer from stage 1 to stage 2
Transfer from stage 1 to stage 3		16,310	1,132
Transfer from stage 2 to stage 3		205,866	25,681
Transfer from stage 2 to stage 1
Transfer from stage 3 to stage 1		(408)	(629)
Transfer from stage 3 to stage 2		(230)	(70)
Newly originated financial assets	[1]	54,238	159,315
Changes in exposures and risk migration	[2]	948,732	1,887,826
Write-offs		(598,213)	(202,402)
Changes to ECL calculation methods			(74,472)
Credit loss allowance, ending balance		2,731,406	2,105,111
Prepayment of receivables [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		608
Newly originated financial assets		854	608
Changes in exposures and risk migration	[2]	(219)
Credit loss allowance, ending balance		1,243	608
Prepayment of receivables [Member] | Stage 1 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		471
Newly originated financial assets		100	471
Changes in exposures and risk migration	[2]	(146)
Credit loss allowance, ending balance		425	471
Prepayment of receivables [Member] | Stage 2 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		21
Newly originated financial assets		4	21
Changes in exposures and risk migration	[2]	(21)
Credit loss allowance, ending balance		4	21
Prepayment of receivables [Member] | Stage 3 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		116
Newly originated financial assets		750	116
Changes in exposures and risk migration	[2]	(52)
Credit loss allowance, ending balance		R$ 814	R$ 116

[1]	ECL allowances as of June 30, 2026 for financial assets originated during the period 2026.
[2]	Change in ECL allowances due to changes in exposure amounts as well as migration of exposures between stages and risk bands within stages, are associated with credit portfolio movement and rollovers during the period.